SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
Sharebased Compensation Tables Abstract
Share based compensation expense
(in thousands)	2019	2018

Share based compensation expense for:
Share options	$(776)	$(1,051)
RSUs	(1,043)	(337)
PSUs	(403)	(447)
Share based compensation expense	$(2,222)	$(1,835)

Stock options continuity
	2019		2018
		Weighted		Weighted
		Average		Average
		Exercise		Exercise
	Number of Common	Price per Share	Number of Common	Price per Share
	Shares	(CAD)	Shares	(CAD)

Share options outstanding – January 1	13,865,193	$0.83	11,799,650	$0.94
Grants	3,005,000	0.67	3,427,543	0.61
Exercises (1)	(663,150)	0.61	-	-
Expiries	(866,000)	1.81	(816,000)	1.30
Forfeitures	(1,513,800)	0.79	(546,000)	0.90
Share options outstanding – December 31	13,827,243	$0.75	13,865,193	$0.83
Share options exercisable – December 31	9,747,721	$0.80	7,439,950	$0.93

Stock options outstanding
	Weighted		Weighted-
	Average		Average
	Remaining		Exercise
Range of Exercise	Contractual	Number of	Price per
Prices per Share	Life	Common	Share
(CAD)	(Years)	Shares	(CAD)

Stock options outstanding
$ 0.50 to $ 0.74	3.08	7,390,643	$0.63
$ 0.75 to $ 0.99	2.19	5,332,600	0.85
$ 1.00 to $ 1.39	0.19	1,104,000	1.09
Stock options outstanding - December 31, 2019	2.51	13,827,243	$0.75

Fair value of options granted assumptions
	2019	2018

Risk-free interest rate	1.31% - 1.65%	2.02% - 2.12%
Expected stock price volatility	43.86% - 49.46%	43.17% - 48.39%
Expected life	3.4 to 3.5 years	3.4 to 3.5 years
Estimated forfeiture rate	2.82% - 3.12%	2.86% - 3.01%
Expected dividend yield	–	–
Fair value per option granted	CAD$0.19 - CAD$0.26	CAD$0.22 - CAD$0.23

RSUs continuity
	2019		2018
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	Common	Per RSU	Common	Per RSU
	Shares	(CAD)	Shares	(CAD)

RSUs outstanding – January 1	1,200,432	$0.65	-	$-
Grants	1,927,000	0.73	1,299,432	0.65
Exercises	(373,333)	0.70	-	-
Forfeitures	-	-	(99,000)	0.65
RSUs outstanding – December 31	2,754,099	$0.70	1,200,432	$0.65
RSUs vested – December 31	303,810	$0.65	-	$-

PSUs continuity
	2019		2018
		Weighted		Weighted
		Average		Average
	Number of	Fair Value	Number of	Fair Value
	Common	Per PSU	Common	Per PSU
	Shares	(CAD)	Shares	(CAD)

PSUs outstanding – January 1	2,200,000	$0.65	-	$-
Grants	240,000	0.69	2,200,000	0.65
Exercises	(60,000)	0.65	-	-
Forfeitures	(240,000)	0.65	-	-
PSUs outstanding – December 31	2,140,000	$0.65	2,200,000	$0.65
PSUs vested – December 31	380,000	$0.65	-	$-